Share-based Compensation - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	0	662,769
Weighted average fair value at date of grant for options granted (in usd per share)	$ 2.91
Share-based compensation expense	$ 6,300,000	$ 7,100,000
Intrinsic value of options outstanding	$ 0
Average remaining life of option outstanding	5 years 3 months
Intrinsic value of exercisable options	$ 0
Average remaining life of exercisable options	5 years 1 month 6 days
Unvested shares expected to vest (in shares)	454,493
Weighted average remaining life	7 years 18 days
Weighted average exercise price (in usd per share)	$ 5.46
Intrinsic value	$ 0
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 5,400,000
Unrecognized compensation expense, period for recognition	1 year 3 months 18 days
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 700,000
Unrecognized compensation expense, period for recognition	1 year 1 month 28 days
Omnibus Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares authorized to issue (in shares)	3,500,000